Average Annual Total Returns - Style Premia Alternative Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	(21.96%)	(6.88%)	(1.73%)	Oct. 30, 2013	(21.96%)	(7.67%)	(3.48%)	(13.00%)	(5.21%)	(1.75%)	0.67%	1.20%	0.85%	(22.17%)	(7.12%)	(1.98%)	Oct. 30, 2013	0.67%	1.20%	0.85%	(21.91%)	(6.81%)	(3.02%)	Sep. 02, 2014	0.67%	1.20%	0.95%